Operating Leases - Summary of Group's Lease Terms and Discount Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Weighted average remaining lease term (years)	1 year 10 months 2 days	3 years 2 months 8 days	1 year 7 months 6 days
Weighted average discount rate (percentage)	7.51%	9.43%	9.23%